Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
13.	Subsequent Events

During the period January 1, 2013 through March 12, 2013, the Company received additional subscription proceeds of approximately $10.6 million from its Offering. In addition, the Company issued stock distributions of 358,669 shares during the period January 1, 2013 through August 2, 2013.